CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenue (including revenue from related parties of RMB 6,209, RMB 34,619 and RMB 6,567 for 2020, 2021 and 2022, respectively)	¥ 3,271,414	$ 474,310	¥ 1,780,490	¥ 1,300,160
Operating cost and expenses:
Origination and servicing	(565,227)	(81,950)	(320,466)	(239,199)
Other cost of sales | ¥			(15,467)
Sales and marketing	(1,081,382)	(156,786)	(659,291)	(375,063)
General and administrative	(194,039)	(28,133)	(165,150)	(154,963)
Research and development	(216,694)	(31,418)	(143,733)	(151,550)
Allowance for uncollectible receivables, contract assets, loans receivable and others	(32,053)	(4,647)	(44,427)	(77,278)
Total operating cost and expenses	(2,089,395)	(302,934)	(1,348,534)	(998,053)
Income from operation	1,182,019	171,376	431,956	302,107
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	117,021	16,966	138,043	117,021
Impairment of equity investment	(15,078)	(2,186)		(67,169)
Interest income (expense), net	281	42	(1,117)	7,716
Other income, net	43,447	6,299	16,952	6,711
Income (loss) before income tax expense and (loss) income from investment in affiliates	1,327,690	192,497	585,834	366,386
Income tax expense	(155,398)	(22,531)	(125,724)	(108,811)
(Loss) income from investment in affiliates	7,940	1,152	7,651	(7,509)
Net income	1,180,232	171,118	467,761	250,066
Net loss attributable to noncontrolling interest shareholders	574	84	(4,325)	(2,817)
Net income attributable to Jiayin Group Inc.	¥ 1,179,658	$ 171,034	¥ 472,086	¥ 252,883
Net income per share:
Basic net income per share | (per share)	¥ 5.48	$ 0.79	¥ 2.18	¥ 1.17
Diluted net income per share | (per share)	¥ 5.48	$ 0.79	¥ 2.18	¥ 1.17
Weighted average shares used in calculating net income per share:
- Basic	215,259,640	215,259,640	216,100,000	216,100,000
- Diluted	215,259,640	215,259,640	216,100,000	216,100,000
Net income	¥ 1,180,232	$ 171,118	¥ 467,761	¥ 250,066
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	14,802	2,146	(5,229)	(13,366)
Comprehensive income	1,195,034	173,264	462,532	236,700
Comprehensive (loss) income attributable to noncontrolling interests	534	78	(4,417)	(2,897)
Total comprehensive income attributable to Jiayin Group Inc.	¥ 1,194,500	$ 173,186	¥ 466,949	¥ 239,597
American Depositary Share [Member]
Net income per share:
Basic net income per share | (per share)	¥ 21.92	$ 3.18	¥ 8.74	¥ 4.68
Diluted net income per share | (per share)	¥ 21.92	$ 3.18	¥ 8.74	¥ 4.68